Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
16.	EARNINGS PER SHARE

For the years ended December 31, 2013, 2012 and 2011, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Basic EPS
Net income (loss) attributable to parent company	(500)	(1,158)	650
Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Basic EPS	(0.56)	(1.31)	0.74

Diluted EPS
Net income (loss) attributable to parent company	(500)	(1,158)	650
Convertible debt interest	—	—	5
Net income (loss) attributable to parent company adjusted	(500)	(1,158)	655

Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Dilutive effect of unvested shares	—	—	3,771,729
Dilutive effect of convertible debt	—	—	17,073,640
Number of shares used in calculating diluted EPS	889,541,922	886,699,953	904,464,746

Diluted EPS	(0.56)	(1.31)	0.72

In 2013 and 2012, if the Company had reported income, outstanding stock options would have included anti-dilutive shares totalling approximately 8,290,251 shares and 16,690,472 shares, respectively. In 2011 outstanding stock options included anti-dilutive shares totalling approximately 26,453,152 shares.